Average Annual Total Returns - Class A C I and W Shares - Voya Multi-Manager International Small Cap Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Developed ex-U.S. Small Cap Index 1 Yr		Class A S&P Developed ex-U.S. Small Cap Index 5 Yrs		Class A S&P Developed ex-U.S. Small Cap Index 10 Yrs		Class A S&P Developed ex-U.S. Small Cap Index Since Inception	Class A MSCI EAFE® Small Cap Index 1 Yr		Class A MSCI EAFE® Small Cap Index 5 Yrs		Class A MSCI EAFE® Small Cap Index 10 Yrs		Class A MSCI EAFE® Small Cap Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P Developed ex-U.S. Small Cap Index 1 Yr		Class C S&P Developed ex-U.S. Small Cap Index 5 Yrs		Class C S&P Developed ex-U.S. Small Cap Index 10 Yrs		Class C S&P Developed ex-U.S. Small Cap Index Since Inception	Class C MSCI EAFE® Small Cap Index 1 Yr		Class C MSCI EAFE® Small Cap Index 5 Yrs		Class C MSCI EAFE® Small Cap Index 10 Yrs		Class C MSCI EAFE® Small Cap Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Developed ex-U.S. Small Cap Index 1 Yr		Class I S&P Developed ex-U.S. Small Cap Index 5 Yrs		Class I S&P Developed ex-U.S. Small Cap Index 10 Yrs		Class I S&P Developed ex-U.S. Small Cap Index Since Inception	Class I MSCI EAFE® Small Cap Index 1 Yr		Class I MSCI EAFE® Small Cap Index 5 Yrs		Class I MSCI EAFE® Small Cap Index 10 Yrs		Class I MSCI EAFE® Small Cap Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P Developed ex-U.S. Small Cap Index 1 Yr		Class W S&P Developed ex-U.S. Small Cap Index 5 Yrs		Class W S&P Developed ex-U.S. Small Cap Index 10 Yrs		Class W S&P Developed ex-U.S. Small Cap Index Since Inception	Class W MSCI EAFE® Small Cap Index 1 Yr		Class W MSCI EAFE® Small Cap Index 5 Yrs		Class W MSCI EAFE® Small Cap Index 10 Yrs		Class W MSCI EAFE® Small Cap Index Since Inception
Total	8.74%	7.12%	6.16%		Aug. 31, 2094	8.46%	6.44%	5.76%		5.28%	5.55%	4.97%		14.27%	[1]	9.81%	[1]	7.64%	[1]	[1]	12.34%	[1]	9.40%	[1]	7.85%	[1]	[1]	13.62%	7.65%	6.08%		Aug. 31, 2094	14.27%	[1]	9.81%	[1]	7.64%	[1]	[1]	12.34%	[1]	9.40%	[1]	7.85%	[1]	[1]	15.76%	8.80%	7.25%		Dec. 21, 2005	14.27%	[1]	9.81%	[1]	7.64%	[1]	[1]	12.34%	[1]	9.40%	[1]	7.85%	[1]	[1]	15.66%	8.72%	7.14%		Feb. 12, 2008	14.27%	[1]	9.81%	[1]	7.64%	[1]	[1]	12.34%	[1]	9.40%	[1]	7.85%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.